Income and Expenses - Additional Information (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income And Expenses [Line Items]
Government grant income	SFr 912	SFr 960	SFr 993
General and administrative expenses	11,064	4,624	3,992
Currency exchange gain (loss)	49	(193)	SFr 163
Gain (loss) from revaluation of Series C long-term liability	(628)	SFr 734
Currency exchange partially offset by net gain from revaluation of USD cash balances	SFr 581
Weighted average tax	13.90%	13.60%	13.60%
Foreign exchange differences spread over period	3 years
BCA [Member]
Income And Expenses [Line Items]
General and administrative expenses	SFr 3,400
Bottom of Range
Income And Expenses [Line Items]
Applicable tax rate	8.50%	8.50%	8.50%
Top of Range
Income And Expenses [Line Items]
Applicable tax rate	28.00%	28.00%	28.00%